Income and other taxes - Income tax (expense) recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Current tax (expense) recovery:
Current period before undernoted items	$ (64,679)	$ (127,254)
Adjustments to prior years including resolution for certain outstanding audits	14,755	(324)
Current tax recovery (expense)	(49,924)	(127,578)
Deferred tax recovery (expense):
Origination and reversal of temporary differences	46,982	9,589
Adjustments to prior years including resolution for certain outstanding audits	6,904	(400)
Changes in tax rates	(5,828)	(23)
Impact of foreign exchange and other	377	(1,447)
Deferred tax recovery (expense)	48,435	7,719
Total income tax expense	$ (1,489)	$ (119,859)